Quarterly Report
September 30, 2021
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
September 30, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	28

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 36.7% †
Common Stock - 36.7%
Advertising - 0.0% *
Omnicom Group Inc. (a)	441	$31,955
The Interpublic Group of Companies Inc. (a)	866	31,756
		63,711
Aerospace & Defense - 0.6%
General Dynamics Corp. (a)	505	98,995
Howmet Aerospace Inc. (a)	819	25,553
Huntington Ingalls Industries Inc. (a)	97	18,727
L3Harris Technologies Inc. (a)	426	93,822
Lockheed Martin Corp. (a)	527	181,868
Northrop Grumman Corp. (a)	320	115,248
Raytheon Technologies Corp. (a)	3,207	275,674
Textron Inc. (a)	498	34,765
The Boeing Co. (a)(b)	1,180	259,529
TransDigm Group Inc. (a)(b)	114	71,201
		1,175,382
Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	607	203,387
Agricultural Products - 0.0% *
Archer-Daniels-Midland Co. (a)	1,209	72,552
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc. (a)	276	24,012
Expeditors International of Washington Inc. (a)	372	44,316
FedEx Corp. (a)	534	117,101
United Parcel Service Inc., Class B (a)	1,561	284,258
		469,687
Airlines - 0.1%
Alaska Air Group Inc. (a)(b)	252	14,767
American Airlines Group Inc. (a)(b)	1,494	30,657
Delta Air Lines Inc. (a)(b)	1,400	59,654
Southwest Airlines Co. (a)(b)	1,280	65,830
United Airlines Holdings Inc. (a)(b)	736	35,012
		205,920
Alternative Carriers - 0.0% *
Lumen Technologies Inc. (a)	2,074	25,697
Apparel Retail - 0.1%
Ross Stores Inc. (a)	775	84,359
The Gap Inc. (a)	530	12,031
The TJX Companies Inc. (a)	2,529	166,863
		263,253
Apparel, Accessories & Luxury Goods - 0.1%
Hanesbrands Inc. (a)	810	13,899
PVH Corp. (a)(b)	163	16,755
Ralph Lauren Corp. (a)	113	12,547
Tapestry Inc. (a)	636	23,545
Under Armour Inc., Class A (a)(b)	479	9,666
Under Armour Inc., Class C (a)(b)	482	8,445
	Number of Shares	Fair Value
VF Corp. (a)	724	$48,501
		133,358
Application Software - 1.0%
Adobe Inc. (a)(b)	1,024	589,537
ANSYS Inc. (a)(b)	193	65,707
Autodesk Inc. (a)(b)	467	133,175
Cadence Design Systems Inc. (a)(b)	604	91,470
Ceridian HCM Holding Inc. (b)	300	33,786
Citrix Systems Inc. (a)	252	27,057
Intuit Inc. (a)	586	316,153
Paycom Software Inc. (a)(b)	106	52,550
PTC Inc. (a)(b)	200	23,958
salesforce.com Inc. (a)(b)	2,088	566,307
Synopsys Inc. (a)(b)	332	99,404
Tyler Technologies Inc. (a)(b)	88	40,361
		2,039,465
Asset Management & Custody Banks - 0.3%
Ameriprise Financial Inc. (a)	252	66,558
BlackRock Inc. (a)	307	257,469
Franklin Resources Inc. (a)	592	17,594
Invesco Ltd. (a)	809	19,505
Northern Trust Corp. (a)	434	46,790
State Street Corp. (a)(c)	760	64,387
T Rowe Price Group Inc. (a)	496	97,563
The Bank of New York Mellon Corp. (a)	1,695	87,869
		657,735
Auto Parts & Equipment - 0.0% *
BorgWarner Inc. (a)	539	23,290
Automobile Manufacturers - 0.8%
Ford Motor Co. (a)(b)	8,515	120,572
General Motors Co. (a)(b)	3,133	165,140
Tesla Inc. (a)(b)	1,741	1,350,111
		1,635,823
Automotive Retail - 0.1%
Advance Auto Parts Inc. (a)	135	28,200
AutoZone Inc. (a)(b)	47	79,805
CarMax Inc. (a)(b)	354	45,298
O'Reilly Automotive Inc. (a)(b)	146	89,215
		242,518
Biotechnology - 0.7%
AbbVie Inc. (a)	3,794	409,259
Amgen Inc. (a)	1,217	258,795
Biogen Inc. (a)(b)	327	92,538
Gilead Sciences Inc. (a)	2,676	186,919
Incyte Corp. (a)(b)	394	27,099
Moderna Inc. (a)(b)	753	289,800
Regeneron Pharmaceuticals Inc. (a)(b)	224	135,560
Vertex Pharmaceuticals Inc. (a)(b)	568	103,029
		1,502,999
Brewers - 0.0% *
Molson Coors Beverage Co., Class B (a)	381	17,671
Broadcasting - 0.1%
Discovery Inc., Class A (a)(b)	361	9,162
Discovery Inc., Class C (a)(b)	697	16,916

See Notes to Schedule of Investments.
Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Fox Corp., Class A (a)	697	$27,957
Fox Corp., Class B (a)	283	10,505
ViacomCBS Inc., Class B (a)	1,304	51,521
		116,061
Building Products - 0.1%
AO Smith Corp. (a)	300	18,321
Carrier Global Corp. (a)	1,813	93,841
Fortune Brands Home & Security Inc. (a)	291	26,021
Johnson Controls International PLC	1,558	106,069
Masco Corp. (a)	473	26,275
		270,527
Cable & Satellite - 0.4%
Charter Communications Inc., Class A (a)(b)	271	197,169
Comcast Corp., Class A (a)	9,825	549,512
DISH Network Corp., Class A (a)(b)	532	23,121
		769,802
Casinos & Gaming - 0.1%
Caesars Entertainment Inc. (a)(b)	444	49,852
Las Vegas Sands Corp. (a)(b)	671	24,559
MGM Resorts International (a)	820	35,383
Penn National Gaming Inc. (a)(b)	300	21,738
Wynn Resorts Ltd. (a)(b)	233	19,747
		151,279
Commodity Chemicals - 0.1%
Dow Inc. (a)	1,622	93,362
LyondellBasell Industries N.V., Class A (a)	586	54,996
		148,358
Communications Equipment - 0.3%
Arista Networks Inc. (a)(b)	126	43,299
Cisco Systems Inc. (a)	9,013	490,578
F5 Networks Inc. (a)(b)	140	27,829
Juniper Networks Inc. (a)	645	17,750
Motorola Solutions Inc. (a)	368	85,494
		664,950
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc. (a)	503	53,172
Construction & Engineering - 0.0% *
Quanta Services Inc. (a)	292	33,235
Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc. (a)	1,172	224,989
Cummins Inc. (a)	302	67,817
PACCAR Inc. (a)	751	59,269
Westinghouse Air Brake Technologies Corp. (a)	399	34,398
		386,473
Construction Materials - 0.0% *
Martin Marietta Materials Inc. (a)	133	45,444
Vulcan Materials Co. (a)	276	46,688
		92,132
	Number of Shares	Fair Value
Consumer Finance - 0.3%
American Express Co. (a)	1,378	$230,856
Capital One Financial Corp. (a)	949	153,709
Discover Financial Services (a)	627	77,027
Synchrony Financial (a)	1,203	58,803
		520,395
Copper - 0.1%
Freeport-McMoRan Inc. (a)	3,127	101,721
Data Processing & Outsourced Services - 1.4%
Automatic Data Processing Inc. (a)	904	180,728
Broadridge Financial Solutions Inc. (a)	251	41,827
Fidelity National Information Services Inc. (a)	1,318	160,374
Fiserv Inc. (a)(b)	1,266	137,361
FleetCor Technologies Inc. (a)(b)	171	44,677
Global Payments Inc. (a)	645	101,639
Jack Henry & Associates Inc. (a)	157	25,757
Mastercard Inc., Class A (a)	1,873	651,205
Paychex Inc. (a)	695	78,153
PayPal Holdings Inc. (a)(b)	2,527	657,551
The Western Union Co. (a)	791	15,994
Visa Inc., Class A (a)	3,631	808,805
		2,904,071
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (a)	362	24,258
Constellation Brands Inc., Class A (a)	370	77,955
		102,213
Distributors - 0.1%
Genuine Parts Co. (a)	312	37,824
LKQ Corp. (a)(b)	536	26,971
Pool Corp. (a)	85	36,925
		101,720
Diversified Banks - 1.3%
Bank of America Corp. (a)	15,891	674,573
Citigroup Inc. (a)	4,314	302,757
JPMorgan Chase & Co. (a)	6,432	1,052,854
U.S. Bancorp (a)	2,853	169,582
Wells Fargo & Co. (a)	8,832	409,893
		2,609,659
Diversified Chemicals - 0.0% *
Eastman Chemical Co. (a)	312	31,431
Diversified Support Services - 0.1%
Cintas Corp. (a)	185	70,422
Copart Inc. (a)(b)	472	65,476
		135,898
Drug Retail - 0.0% *
Walgreens Boots Alliance Inc. (a)	1,501	70,622
Electric Utilities - 0.6%
Alliant Energy Corp. (a)	534	29,893
American Electric Power Company Inc. (a)	1,080	87,674
Duke Energy Corp. (a)	1,642	160,243

See Notes to Schedule of Investments.
2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Edison International (a)	843	$46,761
Entergy Corp. (a)	450	44,689
Evergy Inc. (a)	483	30,043
Eversource Energy (a)	743	60,748
Exelon Corp. (a)	2,123	102,626
FirstEnergy Corp. (a)	1,162	41,390
NextEra Energy Inc. (a)	4,209	330,491
NRG Energy Inc. (a)	555	22,661
Pinnacle West Capital Corp. (a)	270	19,537
PPL Corp. (a)	1,655	46,141
The Southern Co. (a)	2,306	142,903
Xcel Energy Inc. (a)	1,166	72,875
		1,238,675
Electrical Components & Equipment - 0.2%
AMETEK Inc. (a)	499	61,881
Eaton Corporation PLC	870	129,900
Emerson Electric Co. (a)	1,289	121,424
Generac Holdings Inc. (a)(b)	130	53,127
Rockwell Automation Inc. (a)	251	73,804
		440,136
Electronic Components - 0.1%
Amphenol Corp., Class A (a)	1,302	95,345
Corning Inc. (a)	1,640	59,844
		155,189
Electronic Equipment & Instruments - 0.1%
Keysight Technologies Inc. (a)(b)	395	64,894
Teledyne Technologies Inc. (a)(b)	96	41,240
Trimble Inc. (a)(b)	500	41,125
Zebra Technologies Corp., Class A (a)(b)	112	57,727
		204,986
Electronic Manufacturing Services - 0.0% *
IPG Photonics Corp. (a)(b)	83	13,147
Environmental & Facilities Services - 0.1%
Republic Services Inc. (a)	454	54,507
Rollins Inc. (a)	525	18,548
Waste Management Inc. (a)	822	122,774
		195,829
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc. (a)	501	27,966
Corteva Inc. (a)	1,582	66,570
FMC Corp. (a)	276	25,271
The Mosaic Co. (a)	730	26,076
		145,883
Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc. (a)	225	27,868
CME Group Inc. (a)	766	148,129
Intercontinental Exchange Inc. (a)	1,229	141,114
MarketAxess Holdings Inc. (a)	80	33,655
Moody's Corp. (a)	351	124,644
MSCI Inc. (a)	179	108,893
Nasdaq Inc. (a)	254	49,027
S&P Global Inc. (a)	516	219,243
		852,573
	Number of Shares	Fair Value
Food Distributors - 0.0% *
Sysco Corp. (a)	1,128	$88,548
Food Retail - 0.0% *
The Kroger Co. (a)	1,481	59,877
Footwear - 0.2%
NIKE Inc., Class B (a)	2,745	398,656
Gas Utilities - 0.0% *
Atmos Energy Corp. (a)	295	26,019
General Merchandise Stores - 0.2%
Dollar General Corp. (a)	502	106,494
Dollar Tree Inc. (a)(b)	497	47,573
Target Corp. (a)	1,060	242,496
		396,563
Gold - 0.0% *
Newmont Corp. (a)	1,755	95,296
Health Care REITs - 0.1%
Healthpeak Properties Inc. (a)	1,127	37,732
Ventas Inc. (a)	818	45,162
Welltower Inc. (a)	876	72,182
		155,076
Healthcare Distributors - 0.1%
AmerisourceBergen Corp. (a)	308	36,791
Cardinal Health Inc. (a)	600	29,676
Henry Schein Inc. (a)(b)	264	20,106
McKesson Corp. (a)	342	68,188
		154,761
Healthcare Equipment - 1.1%
Abbott Laboratories (a)	3,809	449,957
ABIOMED Inc. (a)(b)	93	30,273
Baxter International Inc. (a)	1,098	88,312
Becton Dickinson & Co. (a)	613	150,688
Boston Scientific Corp. (a)(b)	3,099	134,466
Danaher Corp. (a)	1,365	415,561
DexCom Inc. (a)(b)	209	114,294
Edwards Lifesciences Corp. (a)(b)	1,330	150,569
Hologic Inc. (a)(b)	525	38,750
IDEXX Laboratories Inc. (a)(b)	186	115,673
Intuitive Surgical Inc. (a)(b)	255	253,508
ResMed Inc. (a)	308	81,173
STERIS PLC	216	44,125
Stryker Corp. (a)	725	191,197
Teleflex Inc. (a)	101	38,032
Zimmer Biomet Holdings Inc. (a)	450	65,862
		2,362,440
Healthcare Facilities - 0.1%
HCA Healthcare Inc. (a)	523	126,943
Universal Health Services Inc., Class B (a)	152	21,032
		147,975
Healthcare Services - 0.2%
Cigna Corp. (a)	723	144,716
CVS Health Corp. (a)	2,825	239,729
DaVita Inc. (a)(b)	138	16,044
Laboratory Corporation of America Holdings (a)(b)	211	59,384

See Notes to Schedule of Investments.
Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Quest Diagnostics Inc. (a)	267	$38,798
		498,671
Healthcare Supplies - 0.1%
Align Technology Inc. (a)(b)	157	104,472
DENTSPLY SIRONA Inc. (a)	453	26,297
The Cooper Companies Inc. (a)	111	45,877
West Pharmaceutical Services Inc. (a)	164	69,625
		246,271
Healthcare Technology - 0.0% *
Cerner Corp. (a)	613	43,229
Home Building - 0.1%
D.R. Horton Inc. (a)	709	59,535
Lennar Corp., Class A (a)	609	57,051
NVR Inc. (a)(b)	7	33,558
PulteGroup Inc. (a)	599	27,506
		177,650
Home Furnishings - 0.0% *
Leggett & Platt Inc. (a)	294	13,183
Mohawk Industries Inc. (a)(b)	123	21,820
		35,003
Home Improvement Retail - 0.5%
Lowe's Companies Inc. (a)	1,516	307,536
The Home Depot Inc. (a)	2,287	750,730
		1,058,266
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc. (a)(b)	1,433	23,401
Hotels, Resorts & Cruise Lines - 0.3%
Booking Holdings Inc. (a)(b)	88	208,900
Carnival Corp. (a)(b)	1,799	44,993
Expedia Group Inc. (a)(b)	324	53,104
Hilton Worldwide Holdings Inc. (a)(b)	602	79,530
Marriott International Inc., Class A (a)(b)	578	85,596
Norwegian Cruise Line Holdings Ltd. (a)(b)	848	22,650
Royal Caribbean Cruises Ltd. (a)(b)	464	41,273
		536,046
Household Appliances - 0.0% *
Whirlpool Corp. (a)	143	29,152
Household Products - 0.5%
Church & Dwight Company Inc. (a)	555	45,826
Colgate-Palmolive Co. (a)	1,797	135,817
Kimberly-Clark Corp. (a)	736	97,476
The Clorox Co. (a)	275	45,543
The Procter & Gamble Co. (a)	5,222	730,036
		1,054,698
Housewares & Specialties - 0.0% *
Newell Brands Inc. (a)	812	17,978
Human Resource & Employment Services - 0.0% *
Robert Half International Inc. (a)	266	26,688
	Number of Shares	Fair Value
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp. (a)	949	$426,433
Walmart Inc. (a)	3,069	427,757
		854,190
Independent Power Producers & Energy Traders - 0.0% *
The AES Corp. (a)	1,424	32,510
Industrial Conglomerates - 0.4%
3M Co. (a)	1,238	217,170
General Electric Co.	2,295	236,454
Honeywell International Inc. (a)	1,481	314,386
Roper Technologies Inc. (a)	229	102,164
		870,174
Industrial Gases - 0.1%
Air Products & Chemicals Inc. (a)	484	123,957
Industrial Machinery - 0.3%
Dover Corp. (a)	300	46,650
Fortive Corp. (a)	764	53,915
IDEX Corp. (a)	156	32,284
Illinois Tool Works Inc. (a)	610	126,044
Ingersoll Rand Inc. (a)(b)	859	43,302
Otis Worldwide Corp. (a)	856	70,432
Parker-Hannifin Corp. (a)	281	78,573
Snap-on Inc. (a)	109	22,776
Stanley Black & Decker Inc. (a)	348	61,008
Xylem Inc. (a)	392	48,483
		583,467
Industrial REITs - 0.1%
Duke Realty Corp. (a)	805	38,535
Prologis Inc. (a)	1,602	200,939
		239,474
Insurance Brokers - 0.2%
Aon PLC, Class A	491	140,313
Arthur J Gallagher & Co. (a)	442	65,704
Brown & Brown Inc.	500	27,725
Marsh & McLennan Companies Inc. (a)	1,082	163,847
		397,589
Integrated Oil & Gas - 0.5%
Chevron Corp. (a)	4,153	421,322
Exxon Mobil Corp. (a)	9,098	535,145
Occidental Petroleum Corp. (a)	1,923	56,882
		1,013,349
Integrated Telecommunication Services - 0.4%
AT&T Inc. (a)	15,303	413,334
Verizon Communications Inc. (a)	8,850	477,989
		891,323
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc. (a)	1,655	128,080
Electronic Arts Inc. (a)	626	89,049
Take-Two Interactive Software Inc. (a)(b)	261	40,212
		257,341

See Notes to Schedule of Investments.
4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Interactive Media & Services - 2.5%
Alphabet Inc., Class C (a)(b)	605	$1,612,512
Alphabet Inc., Class A (a)(b)	646	1,727,094
Facebook Inc., Class A (a)(b)	5,117	1,736,659
Match Group Inc. (b)	600	94,194
Twitter Inc. (a)(b)	1,734	104,716
		5,275,175
Internet & Direct Marketing Retail - 1.5%
Amazon.com Inc. (a)(b)	935	3,071,513
eBay Inc. (a)	1,406	97,956
Etsy Inc. (a)(b)	272	56,565
		3,226,034
Internet Services & Infrastructure - 0.0% *
Akamai Technologies Inc. (a)(b)	343	35,875
VeriSign Inc. (a)(b)	216	44,282
		80,157
Investment Banking & Brokerage - 0.4%
Morgan Stanley (a)	3,151	306,624
Raymond James Financial Inc. (a)	390	35,989
The Charles Schwab Corp. (a)	3,190	232,359
The Goldman Sachs Group Inc. (a)	723	273,316
		848,288
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A (a)	1,144	84,896
DXC Technology Co. (a)(b)	586	19,695
Gartner Inc. (a)(b)	183	55,610
International Business Machines Corp. (a)	1,920	266,746
		426,947
Leisure Products - 0.0% *
Hasbro Inc. (a)	300	26,766
Life & Health Insurance - 0.2%
Aflac Inc. (a)	1,314	68,499
Globe Life Inc. (a)	195	17,361
Lincoln National Corp. (a)	384	26,400
MetLife Inc. (a)	1,520	93,829
Principal Financial Group Inc. (a)	512	32,973
Prudential Financial Inc. (a)	818	86,054
		325,116
Life Sciences Tools & Services - 0.5%
Agilent Technologies Inc. (a)	663	104,442
Bio-Rad Laboratories Inc., Class A (a)(b)	44	32,822
Bio-Techne Corp.	83	40,219
Charles River Laboratories International Inc. (a)(b)	100	41,267
Illumina Inc. (a)(b)	319	129,389
IQVIA Holdings Inc. (a)(b)	416	99,649
Mettler-Toledo International Inc. (a)(b)	50	68,868
PerkinElmer Inc. (a)	237	41,070
Thermo Fisher Scientific Inc. (a)	845	482,774
Waters Corp. (a)(b)	133	47,521
		1,088,021
	Number of Shares	Fair Value
Managed Healthcare - 0.6%
Anthem Inc. (a)	521	$194,229
Centene Corp. (a)(b)	1,265	78,822
Humana Inc. (a)	281	109,351
UnitedHealth Group Inc. (a)	2,029	792,812
		1,175,214
Metal & Glass Containers - 0.0% *
Ball Corp. (a)	687	61,809
Movies & Entertainment - 0.6%
Live Nation Entertainment Inc. (a)(b)	300	27,339
Netflix Inc. (a)(b)	951	580,433
The Walt Disney Co. (a)(b)	3,908	661,117
		1,268,889
Multi-Line Insurance - 0.1%
American International Group Inc. (a)	1,782	97,814
Assurant Inc. (a)	116	18,299
The Hartford Financial Services Group Inc. (a)	758	53,249
		169,362
Multi-Sector Holdings - 0.5%
Berkshire Hathaway Inc., Class B (a)(b)	3,990	1,089,031
Multi-Utilities - 0.3%
Ameren Corp. (a)	555	44,955
CenterPoint Energy Inc. (a)	1,240	30,504
CMS Energy Corp. (a)	625	37,332
Consolidated Edison Inc. (a)	780	56,620
Dominion Energy Inc. (a)	1,762	128,661
DTE Energy Co. (a)	411	45,913
NiSource Inc. (a)	792	19,190
Public Service Enterprise Group Inc. (a)	1,108	67,477
Sempra Energy (a)	684	86,526
WEC Energy Group Inc. (a)	660	58,212
		575,390
Office REITs - 0.1%
Alexandria Real Estate Equities Inc. (a)	309	59,041
Boston Properties Inc. (a)	304	32,938
Vornado Realty Trust (a)	312	13,107
		105,086
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	1,615	39,939
Halliburton Co. (a)	1,963	42,440
Schlumberger N.V. (a)	3,050	90,402
		172,781
Oil & Gas Exploration & Production - 0.3%
APA Corp. (a)	721	15,451
Cabot Oil & Gas Corp. (a)	798	17,365
ConocoPhillips (a)	2,840	192,467
Devon Energy Corp. (a)	1,234	43,819
Diamondback Energy Inc. (a)	382	36,164
EOG Resources Inc. (a)	1,273	102,184
Hess Corp. (a)	589	46,007
Marathon Oil Corp. (a)	1,599	21,858

See Notes to Schedule of Investments.
Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Pioneer Natural Resources Co. (a)	479	$79,758
		555,073
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp. (a)	1,368	84,556
Phillips 66 (a)	949	66,459
Valero Energy Corp. (a)	885	62,454
		213,469
Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc. (a)	4,104	68,660
ONEOK Inc. (a)	932	54,047
The Williams Companies Inc. (a)	2,531	65,654
		188,361
Packaged Foods & Meats - 0.3%
Campbell Soup Co. (a)	441	18,438
Conagra Brands Inc. (a)	1,026	34,751
General Mills Inc. (a)	1,264	75,612
Hormel Foods Corp. (a)	617	25,297
Kellogg Co. (a)	538	34,389
Lamb Weston Holdings Inc. (a)	340	20,866
McCormick & Company Inc. (a)	531	43,027
Mondelez International Inc., Class A (a)	2,978	173,260
The Hershey Co. (a)	311	52,637
The JM Smucker Co. (a)	220	26,407
The Kraft Heinz Co. (a)	1,363	50,186
Tyson Foods Inc., Class A (a)	607	47,916
		602,786
Paper Packaging - 0.1%
Avery Dennison Corp. (a)	171	35,433
International Paper Co. (a)	844	47,196
Packaging Corporation of America (a)	193	26,526
Sealed Air Corp. (a)	264	14,465
Westrock Co. (a)	616	30,695
		154,315
Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A (a)	505	151,465
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co. (a)	4,797	283,838
Catalent Inc. (a)(b)	367	48,837
Eli Lilly & Co. (a)	1,705	393,940
Johnson & Johnson (a)	5,665	914,898
Merck & Company Inc. (a)	5,372	403,491
Organon & Co. (a)	587	19,248
Pfizer Inc. (a)	12,039	517,797
Viatris Inc. (a)	2,587	35,054
Zoetis Inc. (a)	1,014	196,858
		2,813,961
Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp. (a)	322	36,779
Loews Corp. (a)	411	22,165
The Allstate Corp. (a)	625	79,569
The Progressive Corp. (a)	1,280	115,699
The Travelers Companies Inc. (a)	548	83,301
	Number of Shares	Fair Value
WR Berkley Corp. (a)	300	$21,954
		359,467
Publishing - 0.0% *
News Corp., Class A (a)	811	19,083
News Corp., Class B (a)	342	7,944
		27,027
Railroads - 0.3%
CSX Corp. (a)	4,849	144,209
Kansas City Southern (a)	193	52,234
Norfolk Southern Corp. (a)	524	125,367
Union Pacific Corp. (a)	1,398	274,022
		595,832
Real Estate Services - 0.0% *
CBRE Group Inc., Class A (a)(b)	725	70,586
Regional Banks - 0.4%
Citizens Financial Group Inc. (a)	901	42,329
Comerica Inc. (a)	266	21,413
Fifth Third Bancorp (a)	1,510	64,084
First Republic Bank (a)	381	73,487
Huntington Bancshares Inc. (a)	3,216	49,719
KeyCorp (a)	2,072	44,797
M&T Bank Corp. (a)	266	39,725
People's United Financial Inc. (a)	850	14,850
Regions Financial Corp. (a)	2,097	44,687
SVB Financial Group (a)(b)	126	81,507
The PNC Financial Services Group Inc. (a)	908	177,641
Truist Financial Corp. (a)	2,877	168,736
Zions Bancorp NA (a)	352	21,785
		844,760
Research & Consulting Services - 0.1%
Equifax Inc. (a)	263	66,649
Jacobs Engineering Group Inc. (a)	275	36,446
Leidos Holdings Inc. (a)	292	28,070
Nielsen Holdings PLC (a)	801	15,371
Verisk Analytics Inc. (a)	340	68,092
		214,628
Residential REITs - 0.1%
AvalonBay Communities Inc. (a)	302	66,935
Equity Residential (a)	745	60,285
Essex Property Trust Inc. (a)	135	43,165
Mid-America Apartment Communities Inc. (a)	247	46,127
UDR Inc. (a)	617	32,689
		249,201
Restaurants - 0.4%
Chipotle Mexican Grill Inc. (a)(b)	61	110,869
Darden Restaurants Inc. (a)	277	41,957
Domino's Pizza Inc. (a)	76	36,249
McDonald's Corp. (a)	1,603	386,499
Starbucks Corp. (a)	2,528	278,864
Yum! Brands Inc. (a)	651	79,624
		934,062

See Notes to Schedule of Investments.
6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Retail REITs - 0.1%
Federal Realty Investment Trust (a)	139	$16,401
Kimco Realty Corp. (a)	1,410	29,257
Realty Income Corp. (a)	792	51,369
Regency Centers Corp. (a)	334	22,488
Simon Property Group Inc. (a)	715	92,929
		212,444
Semiconductor Equipment - 0.3%
Applied Materials Inc. (a)	1,959	252,182
Enphase Energy Inc. (a)(b)	300	44,991
KLA Corp. (a)	325	108,716
Lam Research Corp. (a)	305	173,591
Teradyne Inc. (a)	355	38,755
		618,235
Semiconductors - 1.7%
Advanced Micro Devices Inc. (a)(b)	2,343	241,095
Analog Devices Inc. (a)	1,146	191,932
Broadcom Inc. (a)	881	427,223
Intel Corp. (a)	8,726	464,921
Microchip Technology Inc. (a)	581	89,178
Micron Technology Inc. (a)	2,444	173,475
Monolithic Power Systems Inc. (a)	92	44,591
NVIDIA Corp. (a)	5,346	1,107,477
Qorvo Inc. (a)(b)	230	38,454
QUALCOMM Inc. (a)	2,419	312,003
Skyworks Solutions Inc. (a)	363	59,815
Texas Instruments Inc. (a)	1,982	380,960
Xilinx Inc. (a)	726	109,619
		3,640,743
Soft Drinks - 0.5%
Monster Beverage Corp. (a)(b)	777	69,021
PepsiCo Inc. (a)	2,969	446,567
The Coca-Cola Co. (a)	8,382	439,804
		955,392
Specialized REITs - 0.5%
American Tower Corp. (a)	976	259,040
Crown Castle International Corp. (a)	923	159,975
Digital Realty Trust Inc. (a)	612	88,404
Equinix Inc. (a)	191	150,915
Extra Space Storage Inc. (a)	285	47,877
Iron Mountain Inc. (a)	605	26,287
Public Storage (a)	331	98,340
SBA Communications Corp. (a)	237	78,345
Weyerhaeuser Co. (a)	1,583	56,307
		965,490
Specialty Chemicals - 0.3%
Albemarle Corp. (a)	252	55,180
Celanese Corp. (a)	229	34,497
DuPont de Nemours Inc. (a)	1,140	77,509
Ecolab Inc. (a)	543	113,281
International Flavors & Fragrances Inc. (a)	539	72,075
PPG Industries Inc. (a)	515	73,650
The Sherwin-Williams Co. (a)	517	144,620
		570,812
	Number of Shares	Fair Value
Specialty Stores - 0.1%
Bath & Body Works Inc.	587	$36,999
Tractor Supply Co. (a)	246	49,842
Ulta Beauty Inc. (a)(b)	120	43,310
		130,151
Steel - 0.0% *
Nucor Corp. (a)	636	62,640
Systems Software - 2.5%
Fortinet Inc. (a)(b)	286	83,523
Microsoft Corp. (a)	16,139	4,549,907
NortonLifeLock Inc. (a)	1,323	33,472
Oracle Corp. (a)	3,568	310,880
ServiceNow Inc. (a)(b)	425	264,465
		5,242,247
Technology Distributors - 0.0% *
CDW Corp. (a)	303	55,152
Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc. (a)	33,726	4,772,229
Hewlett Packard Enterprise Co. (a)	2,863	40,798
HP Inc. (a)	2,579	70,561
NetApp Inc. (a)	467	41,918
Western Digital Corp. (a)(b)	644	36,347
		4,961,853
Tobacco - 0.2%
Altria Group Inc. (a)	3,963	180,396
Philip Morris International Inc. (a)	3,344	316,977
		497,373
Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	1,187	61,261
United Rentals Inc. (a)(b)	158	55,447
WW Grainger Inc. (a)	95	37,341
		154,049
Trucking - 0.0% *
JB Hunt Transport Services Inc. (a)	173	28,929
Old Dominion Freight Line Inc. (a)	205	58,626
		87,555
Water Utilities - 0.0% *
American Water Works Company Inc. (a)	393	66,433
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (a)(b)	1,252	159,956
Total Common Stock (Cost $46,079,408)		76,407,807
Preferred Stock - 0.0% *
Banks - 0.0% *
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (d)	1,469	40,177
Total Preferred Stock (Cost $36,725)		40,177
Total Domestic Equity (Cost $46,116,133)		76,447,984

See Notes to Schedule of Investments.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Foreign Equity - 1.0%
Common Stock - 1.0%
Auto Parts & Equipment - 0.0% *
Aptiv PLC (a)(b)	588	$87,594
Building Products - 0.1%
Allegion PLC (a)	186	24,586
Trane Technologies PLC (a)	519	89,605
		114,191
Consumer Electronics - 0.0% *
Garmin Ltd. (a)	320	49,747
Electronic Manufacturing Services - 0.0% *
TE Connectivity Ltd. (a)	693	95,094
Healthcare Equipment - 0.2%
Medtronic PLC (a)	2,885	361,635
Industrial Gases - 0.2%
Linde PLC (a)(b)	1,108	325,065
Industrial Machinery - 0.0% *
Pentair PLC (a)	353	25,638
Insurance Brokers - 0.0% *
Willis Towers Watson PLC	277	64,391
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (a)	1,362	435,731
Paper Packaging - 0.0% *
Amcor PLC (a)	3,285	38,073
Property & Casualty Insurance - 0.1%
Chubb Ltd. (a)	934	162,030
Reinsurance - 0.0% *
Everest Re Group Ltd. (a)	94	23,573
Research & Consulting Services - 0.1%
IHS Markit Ltd. (a)	872	101,693
Semiconductors - 0.1%
NXP Semiconductors N.V. (a)	580	113,605
Technology Hardware, Storage & Peripherals - 0.0% *
Seagate Technology Holdings PLC (a)	448	36,969
Total Common Stock (Cost $1,254,483)		2,035,029
Total Foreign Equity (Cost $1,254,483)		2,035,029

	Principal Amount
Bonds and Notes - 35.4%
U.S. Treasuries - 8.8%
U.S. Treasury Bonds
1.13% 05/15/40	$1,517,000	1,311,494
1.25% 05/15/50	189,000	154,655
2.25% 08/15/46	607,000	627,012
3.00% 08/15/48	1,581,600	1,885,069
U.S. Treasury Notes
0.13% 07/15/23 - 12/15/23	560,000	557,955
0.25% 07/31/25	2,397,200	2,351,691
0.75% 04/30/26 - 01/31/28	7,602,000	7,419,930
1.38% 01/31/22	2,309,000	2,319,012
	Principal Amount	Fair Value
1.63% 05/15/31	$1,613,000	$1,632,154
		18,258,972
Agency Mortgage Backed - 9.8%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,776,561	1,884,386
4.50% 06/01/33 - 02/01/35	1,408	1,567
5.00% 07/01/35	9,860	11,222
5.50% 01/01/38 - 04/01/39	17,899	20,660
6.00% 06/01/33 - 11/01/37	44,731	51,775
6.50% 11/01/28	530	599
7.00% 12/01/29 - 08/01/36	10,290	11,964
7.50% 09/01/33	978	1,093
8.00% 07/01/26 - 11/01/30	1,248	1,409
8.50% 04/01/30	3,228	4,042
Federal National Mortgage Assoc.
2.50% 02/01/51 - 03/01/51	3,809,599	3,949,025
3.00% 03/01/50	345,987	361,711
3.50% 08/01/45 - 01/01/48	767,788	825,720
4.00% 01/01/41 - 01/01/50	810,386	880,959
4.50% 07/01/33 - 12/01/48	385,431	425,818
5.00% 03/01/34 - 05/01/39	28,891	32,872
5.50% 07/01/33 - 01/01/39	63,216	72,388
6.00% 02/01/29 - 05/01/41	221,765	257,291
6.50% 10/01/28 - 08/01/36	6,427	7,143
7.00% 05/01/33 - 12/01/33	493	543
7.50% 12/01/26 - 03/01/33	2,748	3,112
8.00% 06/01/24 - 12/01/30	2,669	2,733
9.00% 12/01/22	39	39
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85% 04/01/37 (d)	408	418
Federal National Mortgage Assoc. TBA
2.00% 10/01/36 - 10/01/51 (e)	2,374,848	2,419,046
3.00% 10/01/51 (e)	3,768,923	3,943,273
Government National Mortgage Assoc.
3.00% 12/20/42 - 05/20/45	1,820,711	1,931,362
3.50% 08/20/48	355,852	376,697
4.00% 01/20/41 - 04/20/43	154,839	170,486
4.50% 08/15/33 - 03/20/41	63,482	71,161
5.00% 08/15/33	3,499	3,887
6.00% 07/15/33 - 04/15/34	4,907	5,697
6.50% 04/15/28 - 07/15/36	7,170	8,192
7.00% 04/15/28 - 10/15/36	2,583	2,911
7.50% 07/15/23 - 04/15/28	4,592	4,819
8.00% 05/15/30	144	158
Government National Mortgage Assoc. TBA
2.50% 10/01/51 (e)	1,244,000	1,283,920
3.00% 10/01/51 (e)	1,394,162	1,456,537
		20,486,635
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (d)(f)	98,022	417
2.51% 07/25/29	224,000	238,813
4.05% 09/25/28 (d)	71,000	82,586
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (f)	9,792	250

See Notes to Schedule of Investments.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
5.50% 06/15/33 (f)	$3,098	$488
7.50% 07/15/27 (f)	2,630	384
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	115	110
8.00% 02/01/23 - 07/01/24 (f)	236	18
Federal National Mortgage Assoc. REMIC
1.10% 12/25/42 (d)(f)	21,307	681
5.00% 09/25/40 (f)	9,209	993
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.91% 07/25/38 (d)(f)	4,823	637
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.46% 11/25/41 (d)(f)	682,090	134,104
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (f)	6,882	897
5.00% 03/25/38 - 05/25/38 (f)	4,372	803
5.50% 12/25/33 (f)	1,541	303
6.00% 01/25/35 (f)	4,261	675
7.50% 11/25/23 (f)	1,435	75
8.00% 08/25/23 - 07/25/24 (f)	441	35
8.50% 07/25/22 (f)**	6	—
9.00% 05/25/22 (f)**	1	—
		462,269
Asset Backed - 0.3%
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (h)	137,000	138,712
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	301,000	301,832
Santander Retail Auto Lease Trust 2019-B
2.30% 01/20/23 (h)	225,351	226,353
		666,897
Corporate Notes - 13.8%
3M Co.
3.13% 09/19/46	28,000	28,923
7-Eleven Inc.
0.80% 02/10/24 (h)	50,000	49,972
0.95% 02/10/26 (h)	111,000	108,764
Abbott Laboratories
3.75% 11/30/26	21,000	23,550
4.90% 11/30/46	17,000	23,013
AbbVie Inc.
2.60% 11/21/24	41,000	43,098
2.95% 11/21/26	47,000	50,361
3.20% 05/14/26 - 11/21/29	50,000	53,888
3.25% 10/01/22	22,000	22,479
3.45% 03/15/22	53,000	53,476
3.75% 11/14/23	50,000	53,254
4.05% 11/21/39	16,000	18,379
4.25% 11/21/49	25,000	29,600
4.63% 10/01/42	3,000	3,622
4.70% 05/14/45	4,000	4,938
4.88% 11/14/48	5,000	6,408
	Principal Amount	Fair Value
Advance Auto Parts Inc.
3.90% 04/15/30	$81,000	$89,599
AEP Texas Inc.
3.45% 05/15/51	42,000	43,554
Aetna Inc.
3.50% 11/15/24	23,000	24,731
Aircastle Ltd.
4.25% 06/15/26	25,000	27,313
Alexandria Real Estate Equities Inc.
1.88% 02/01/33	16,000	15,089
4.70% 07/01/30	10,000	11,862
Ally Financial Inc.
5.75% 11/20/25	12,000	13,718
Altria Group Inc.
3.40% 05/06/30 - 02/04/41	62,000	63,483
4.00% 02/04/61	6,000	5,773
4.25% 08/09/42	2,000	2,080
4.45% 05/06/50	9,000	9,487
4.50% 05/02/43	9,000	9,652
Amazon.com Inc.
1.50% 06/03/30	10,000	9,721
2.50% 06/03/50	43,000	40,358
2.70% 06/03/60	11,000	10,349
2.88% 05/12/41	30,000	30,877
3.15% 08/22/27	8,000	8,795
3.25% 05/12/61	22,000	23,362
4.05% 08/22/47	7,000	8,487
4.25% 08/22/57	5,000	6,352
Ameren Corp.
2.50% 09/15/24	61,000	63,741
3.65% 02/15/26	12,000	13,042
American Campus Communities Operating Partnership LP
4.13% 07/01/24	12,000	13,024
American Electric Power Company Inc.
3.25% 03/01/50	4,000	4,000
American International Group Inc.
4.25% 03/15/29	54,000	61,817
4.50% 07/16/44	37,000	45,177
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (d)	4,000	4,592
American Tower Corp.
1.50% 01/31/28	134,000	129,961
2.90% 01/15/30	15,000	15,612
3.80% 08/15/29	40,000	44,293
American Water Capital Corp.
2.95% 09/01/27	18,000	19,361
Amgen Inc.
2.00% 01/15/32	132,000	127,268
3.00% 01/15/52	32,000	30,902
3.15% 02/21/40	28,000	28,542
3.38% 02/21/50	5,000	5,172
4.56% 06/15/48	11,000	13,592
4.66% 06/15/51	5,000	6,312
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26	58,000	63,644
4.70% 02/01/36	11,000	13,297
4.90% 02/01/46	46,000	57,126

See Notes to Schedule of Investments.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	$22,000	$24,104
4.00% 04/13/28	9,000	10,157
4.35% 06/01/40	17,000	19,816
4.38% 04/15/38	28,000	32,688
4.50% 06/01/50	16,000	19,143
4.60% 04/15/48	22,000	26,336
4.75% 04/15/58	12,000	14,729
5.55% 01/23/49	25,000	33,847
Anthem Inc.
2.88% 09/15/29	10,000	10,530
3.30% 01/15/23	19,000	19,709
3.60% 03/15/51	11,000	12,014
3.70% 09/15/49	10,000	10,997
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51 (a)	31,000	29,915
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (d)(h)	31,000	32,322
Apple Inc.
2.20% 09/11/29	18,000	18,529
2.65% 02/08/51	24,000	23,093
2.80% 02/08/61	22,000	21,155
2.95% 09/11/49	11,000	11,176
3.35% 02/09/27	10,000	11,021
3.45% 02/09/45	20,000	22,099
3.85% 08/04/46	26,000	30,352
Applied Materials Inc.
4.35% 04/01/47	6,000	7,476
Aptiv PLC
4.40% 10/01/46	11,000	12,990
Archer-Daniels-Midland Co.
2.50% 08/11/26	11,000	11,704
Ares Capital Corp.
2.88% 06/15/28	70,000	71,061
3.25% 07/15/25	134,000	140,772
Arthur J Gallagher & Co.
3.50% 05/20/51	36,000	38,279
Ascension Health
4.85% 11/15/53	12,000	17,057
Astrazeneca Finance LLC
1.75% 05/28/28	167,000	167,989
AstraZeneca PLC
3.00% 05/28/51	23,000	23,706
4.00% 01/17/29	8,000	9,137
4.38% 08/17/48	6,000	7,598
AT&T Inc.
1.70% 03/25/26	71,000	71,919
2.30% 06/01/27	148,000	153,295
2.75% 06/01/31	224,000	230,044
3.30% 02/01/52	70,000	67,412
3.85% 06/01/60	75,000	77,614
4.35% 03/01/29	47,000	53,893
4.50% 05/15/35	21,000	24,568
4.55% 03/09/49	11,000	12,801
4.75% 05/15/46	9,000	10,750
4.80% 06/15/44	11,000	13,103
4.85% 03/01/39	24,000	28,759
5.25% 03/01/37	11,000	13,619
5.35% 12/15/43	22,000	27,292
5.45% 03/01/47	12,000	15,658
	Principal Amount	Fair Value
Athene Holding Ltd.
4.13% 01/12/28	$13,000	$14,438
6.15% 04/03/30	28,000	35,279
Avangrid Inc.
3.15% 12/01/24	33,000	35,163
Bain Capital Specialty Finance Inc.
2.95% 03/10/26	51,000	51,990
Bank of America Corp.
3.25% 10/21/27	38,000	41,017
4.18% 11/25/27	32,000	35,652
4.25% 10/22/26	36,000	40,541
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	262,000	261,775
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (d)	139,000	141,786
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (d)	48,000	52,065
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (d)	30,000	32,633
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (d)	37,000	40,658
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (d)	27,000	31,352
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (d)	26,000	30,381
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (d)	20,000	22,678
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (d)	43,000	43,959
Barrick North America Finance LLC
5.70% 05/30/41	2,000	2,705
BAT Capital Corp.
2.73% 03/25/31	30,000	29,568
4.39% 08/15/37	20,000	21,358
4.54% 08/15/47	11,000	11,460
4.70% 04/02/27	207,000	233,730
4.91% 04/02/30	18,000	20,634
BAT International Finance PLC
1.67% 03/25/26	14,000	14,007
Baylor Scott & White Holdings
2.84% 11/15/50	5,000	4,951
Becton Dickinson & Co.
3.70% 06/06/27	26,000	28,745
4.67% 06/06/47	4,000	4,981

See Notes to Schedule of Investments.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.69% 12/15/44	$2,000	$2,482
Berkshire Hathaway Energy Co.
3.25% 04/15/28	10,000	10,901
3.70% 07/15/30	20,000	22,515
3.80% 07/15/48	8,000	9,030
4.25% 10/15/50	16,000	19,365
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	36,000	34,655
2.85% 10/15/50	23,000	22,589
4.25% 01/15/49	29,000	35,599
Berkshire Hathaway Inc.
4.50% 02/11/43	4,000	5,007
Berry Global Inc.
4.88% 07/15/26 (h)	40,000	41,985
BHP Billiton Finance USA Ltd.
5.00% 09/30/43	3,000	3,992
Biogen Inc.
2.25% 05/01/30	8,000	7,946
3.15% 05/01/50	3,000	2,881
Block Financial LLC
2.50% 07/15/28	30,000	30,373
3.88% 08/15/30	9,000	9,789
Boardwalk Pipelines LP
4.80% 05/03/29	17,000	19,450
Boston Scientific Corp.
4.70% 03/01/49	8,000	10,197
BP Capital Markets America Inc.
3.00% 02/24/50	22,000	21,184
3.02% 01/16/27	42,000	45,130
3.38% 02/08/61	47,000	46,760
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 12/31/99 (d)	43,000	45,857
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	33,000	36,234
Bristol-Myers Squibb Co.
1.45% 11/13/30	22,000	21,079
2.35% 11/13/40	10,000	9,496
3.20% 06/15/26	11,000	11,993
3.40% 07/26/29	15,000	16,624
3.45% 11/15/27	2,000	2,220
4.13% 06/15/39	12,000	14,334
4.25% 10/26/49	12,000	14,889
4.35% 11/15/47	3,000	3,736
4.55% 02/20/48	4,000	5,132
Brixmor Operating Partnership LP
2.25% 04/01/28	47,000	47,424
3.90% 03/15/27	10,000	10,949
Broadcom Inc.
3.19% 11/15/36	3,000	2,996
3.42% 04/15/33 (h)	20,000	20,726
3.47% 04/15/34 (h)	30,000	31,023
4.15% 11/15/30	62,000	68,755
4.30% 11/15/32	14,000	15,671
Brown-Forman Corp.
4.00% 04/15/38	3,000	3,500
Brunswick Corp.
2.40% 08/18/31	100,000	96,398
	Principal Amount	Fair Value
Bunge Limited Finance Corp.
3.75% 09/25/27	$5,000	$5,521
Burlington Northern Santa Fe LLC
4.15% 12/15/48	13,000	15,799
4.55% 09/01/44	24,000	30,217
Cameron LNG LLC
3.30% 01/15/35 (h)	7,000	7,469
Canadian Natural Resources Ltd.
3.85% 06/01/27	17,000	18,613
4.95% 06/01/47	4,000	4,954
Cantor Fitzgerald LP
4.88% 05/01/24 (h)	62,000	67,512
Capital One Financial Corp.
3.75% 07/28/26	34,000	37,323
Cardinal Health Inc.
3.08% 06/15/24	8,000	8,451
Carlisle Cos. Inc.
2.20% 03/01/32	81,000	78,683
Carrier Global Corp.
2.72% 02/15/30	36,000	37,221
3.58% 04/05/50	16,000	16,985
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50	43,000	46,674
Cenovus Energy Inc.
2.65% 01/15/32	20,000	19,641
3.75% 02/15/52	25,000	24,380
Centene Corp.
3.38% 02/15/30	35,000	36,226
4.25% 12/15/27	112,000	117,215
CenterPoint Energy Inc.
2.65% 06/01/31	36,000	36,780
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	28,000	27,558
3.70% 04/01/51	49,000	47,439
4.80% 03/01/50	42,000	47,310
4.91% 07/23/25	122,000	137,140
5.05% 03/30/29	33,000	38,539
5.75% 04/01/48	24,000	30,356
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	101,000	114,076
7.00% 06/30/24	101,000	114,117
Chevron Corp.
2.24% 05/11/30	7,000	7,177
2.98% 05/11/40	11,000	11,355
3.08% 05/11/50	8,000	8,285
Chevron USA Inc.
3.85% 01/15/28	34,000	38,398
3.90% 11/15/24	15,000	16,381
4.20% 10/15/49	7,000	8,515
5.05% 11/15/44	4,000	5,338
Choice Hotels International Inc.
3.70% 01/15/31	20,000	21,421
Chubb INA Holdings Inc.
4.35% 11/03/45	10,000	12,572
Cigna Corp.
2.40% 03/15/30	17,000	17,286
3.25% 04/15/25	17,000	18,174
3.40% 03/01/27 - 03/15/51	31,000	32,730
3.75% 07/15/23	6,000	6,342
3.88% 10/15/47	5,000	5,529

See Notes to Schedule of Investments.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.13% 11/15/25	$29,000	$32,213
4.38% 10/15/28	10,000	11,557
4.80% 08/15/38	8,000	9,791
4.90% 12/15/48	5,000	6,382
Cisco Systems Inc.
5.90% 02/15/39	10,000	14,455
Citigroup Inc.
4.13% 07/25/28	100,000	111,685
4.45% 09/29/27	19,000	21,609
4.65% 07/23/48	22,000	28,427
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98% 05/01/25 (d)	34,000	34,130
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68% 05/15/24 (d)	130,000	132,547
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	147,000	148,685
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (d)	136,000	138,652
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	60,000	63,109
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (d)	11,000	12,578
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (d)	22,000	22,560
CME Group Inc.
3.75% 06/15/28	11,000	12,443
CMS Energy Corp.
4.88% 03/01/44	23,000	29,466
CNA Financial Corp.
3.45% 08/15/27	7,000	7,686
3.90% 05/01/29	17,000	18,971
CNH Industrial Capital LLC
1.95% 07/02/23	41,000	41,922
CNOOC Petroleum North America ULC
6.40% 05/15/37	8,000	10,652
Comcast Corp.
2.65% 08/15/62	11,000	9,733
2.80% 01/15/51	11,000	10,396
2.94% 11/01/56 (h)	13,000	12,338
2.99% 11/01/63 (h)	13,000	12,187
3.10% 04/01/25	63,000	67,399
3.20% 07/15/36	14,000	14,904
3.25% 11/01/39	28,000	29,609
3.45% 02/01/50	11,000	11,688
3.97% 11/01/47	36,000	41,042
4.15% 10/15/28	23,000	26,468
CommonSpirit Health
4.35% 11/01/42	24,000	27,485
Conagra Brands Inc.
5.30% 11/01/38	9,000	11,439
5.40% 11/01/48	7,000	9,373
	Principal Amount	Fair Value
ConocoPhillips
3.75% 10/01/27 (h)	$5,000	$5,577
4.30% 08/15/28 (h)	18,000	20,715
4.88% 10/01/47 (h)	6,000	7,783
ConocoPhillips Co.
4.30% 11/15/44	15,000	17,996
Consolidated Edison Company of New York Inc.
2.90% 12/01/26	22,000	23,278
3.35% 04/01/30	6,000	6,565
3.88% 06/15/47	10,000	11,133
3.95% 04/01/50	11,000	12,578
Constellation Brands Inc.
3.15% 08/01/29	42,000	44,954
3.70% 12/06/26	36,000	39,769
4.50% 05/09/47	11,000	13,126
Continental Resources Inc.
3.80% 06/01/24	158,000	166,067
4.50% 04/15/23	96,000	99,399
Corning Inc.
4.38% 11/15/57	9,000	10,831
Corporate Nacional del Cobre de Chile
3.15% 01/15/51 (h)	85,000	78,307
Corporate Office Properties LP
2.00% 01/15/29	35,000	34,278
2.25% 03/15/26	24,000	24,572
2.75% 04/15/31	19,000	19,206
Crown Castle International Corp.
3.30% 07/01/30	47,000	50,107
4.15% 07/01/50	24,000	27,246
5.20% 02/15/49	10,000	12,949
CSX Corp.
4.50% 03/15/49 - 08/01/54	28,000	35,130
CubeSmart LP
4.38% 02/15/29	24,000	27,345
Cummins Inc.
1.50% 09/01/30	20,000	19,099
2.60% 09/01/50	20,000	18,669
CVS Health Corp.
3.00% 08/15/26	19,000	20,396
3.25% 08/15/29	17,000	18,280
3.63% 04/01/27	17,000	18,753
3.75% 04/01/30	14,000	15,558
3.88% 07/20/25	14,000	15,331
4.25% 04/01/50	11,000	13,014
4.30% 03/25/28	2,000	2,281
4.78% 03/25/38	21,000	25,704
5.00% 12/01/24	21,000	23,460
5.13% 07/20/45	6,000	7,728
5.30% 12/05/43	18,000	23,646
Dell International LLC/EMC Corp.
4.00% 07/15/24	28,000	30,292
5.45% 06/15/23	15,000	16,099
6.02% 06/15/26	5,000	5,963
8.35% 07/15/46	3,000	4,899
Devon Energy Corp.
5.00% 06/15/45	4,000	4,694
DH Europe Finance II Sarl
2.60% 11/15/29	15,000	15,641
3.25% 11/15/39	10,000	10,682
3.40% 11/15/49	5,000	5,408

See Notes to Schedule of Investments.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Diamondback Energy Inc.
2.88% 12/01/24	$31,000	$32,522
3.13% 03/24/31	27,000	27,996
3.25% 12/01/26	16,000	17,102
3.50% 12/01/29	12,000	12,837
4.40% 03/24/51	15,000	17,008
Digital Realty Trust LP
3.60% 07/01/29	32,000	35,075
Discovery Communications LLC
2.95% 03/20/23	32,000	33,101
3.95% 03/20/28	31,000	34,351
4.95% 05/15/42	4,000	4,726
5.00% 09/20/37	6,000	7,209
Dollar General Corp.
3.50% 04/03/30	48,000	52,809
4.13% 04/03/50	14,000	16,339
Dollar Tree Inc.
4.00% 05/15/25	96,000	104,954
Dominion Energy Inc.
3.07% 08/15/24 (i)	23,000	24,325
3.38% 04/01/30	27,000	29,263
Dover Corp.
2.95% 11/04/29	20,000	21,266
DTE Energy Co.
2.85% 10/01/26	29,000	30,721
Duke Energy Carolinas LLC
3.95% 03/15/48	10,000	11,545
Duke Energy Corp.
2.55% 06/15/31	46,000	46,723
3.30% 06/15/41	43,000	43,957
3.50% 06/15/51	43,000	44,373
3.75% 09/01/46	62,000	66,193
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	40,000	42,721
Duke Energy Progress LLC
4.15% 12/01/44	17,000	20,117
Duke Realty LP
3.05% 03/01/50	6,000	5,900
3.25% 06/30/26	10,000	10,778
DuPont de Nemours Inc.
5.42% 11/15/48	7,000	9,601
Duquesne Light Holdings Inc.
3.62% 08/01/27 (h)	24,000	25,940
Eastman Chemical Co.
4.65% 10/15/44	17,000	20,372
Eaton Corp.
3.10% 09/15/27 (a)	10,000	10,835
Ecolab Inc.
1.30% 01/30/31	22,000	20,689
Edison International
4.95% 04/15/25	44,000	48,521
5.75% 06/15/27	7,000	8,062
EI du Pont de Nemours & Co.
2.30% 07/15/30	47,000	47,807
Electronic Arts Inc.
1.85% 02/15/31	47,000	45,448
Emera US Finance LP
2.64% 06/15/31 (h)	51,000	51,245
Emerson Electric Co.
1.80% 10/15/27	67,000	68,159
2.75% 10/15/50	9,000	8,747
	Principal Amount	Fair Value
Empower Finance 2020 LP
1.36% 09/17/27 (h)	$32,000	$31,421
1.78% 03/17/31 (h)	43,000	41,306
Enbridge Energy Partners LP
5.50% 09/15/40	4,000	5,120
Enbridge Inc.
1.60% 10/04/26	90,000	90,377
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (d)	57,000	64,382
Energy Transfer LP
4.25% 03/15/23	19,000	19,801
4.50% 04/15/24	26,000	28,133
4.95% 06/15/28	9,000	10,337
5.30% 04/01/44 - 04/15/47	30,000	34,987
5.35% 05/15/45	29,000	33,845
6.13% 12/15/45	5,000	6,363
6.50% 02/01/42	11,000	14,322
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (d)	85,000	87,255
Energy Transfer LP/Regency Energy Finance Corp.
4.50% 11/01/23	15,000	15,974
Enstar Group Ltd.
3.10% 09/01/31	30,000	29,548
Enterprise Products Operating LLC
4.25% 02/15/48	32,000	36,255
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (d)	7,000	7,318
EOG Resources Inc.
4.15% 01/15/26	4,000	4,464
4.38% 04/15/30	20,000	23,350
4.95% 04/15/50	8,000	10,581
5.10% 01/15/36	8,000	9,809
Equinix Inc.
1.25% 07/15/25	20,000	19,938
2.15% 07/15/30	27,000	26,411
Equinor ASA
3.25% 11/18/49	15,000	15,810
ERP Operating LP
4.50% 07/01/44	10,000	12,525
Everest Reinsurance Holdings Inc.
3.13% 10/15/52	82,000	80,097
Eversource Energy
3.45% 01/15/50	20,000	20,966
Exelon Corp.
3.50% 06/01/22	20,000	20,350
4.05% 04/15/30	28,000	31,696
4.45% 04/15/46	17,000	20,546
4.70% 04/15/50	17,000	21,460
Exxon Mobil Corp.
2.61% 10/15/30	70,000	73,317
3.45% 04/15/51	18,000	19,251
FedEx Corp.
4.10% 02/01/45	46,000	51,565
Fidelity National Financial Inc.
3.20% 09/17/51	50,000	47,701

See Notes to Schedule of Investments.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Fidelity National Information Services Inc.
1.15% 03/01/26	$28,000	$27,761
1.65% 03/01/28	26,000	25,660
3.10% 03/01/41	6,000	6,073
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	23,000	26,892
Fiserv Inc.
3.50% 07/01/29	52,000	56,631
4.40% 07/01/49	6,000	7,170
Florida Power & Light Co.
2.85% 04/01/25	46,000	48,823
4.13% 02/01/42	13,000	15,673
Flowers Foods Inc.
2.40% 03/15/31	26,000	25,930
Flowserve Corp.
2.80% 01/15/32	50,000	49,505
Ford Motor Co.
4.35% 12/08/26	38,000	40,525
Fox Corp.
3.50% 04/08/30	38,000	41,396
GA Global Funding Trust
1.63% 01/15/26 (h)	36,000	36,238
General Mills Inc.
3.00% 02/01/51 (h)	28,000	27,961
General Motors Co.
5.20% 04/01/45	3,000	3,645
5.40% 10/02/23 - 04/01/48	13,000	15,388
6.13% 10/01/25	79,000	92,594
6.80% 10/01/27	11,000	13,740
General Motors Financial Company Inc.
1.25% 01/08/26	46,000	45,447
2.35% 01/08/31	20,000	19,601
3.45% 01/14/22 - 04/10/22	131,000	132,176
4.20% 11/06/21	101,000	101,340
5.25% 03/01/26	44,000	50,278
Georgia-Pacific LLC
1.75% 09/30/25 (h)	42,000	42,964
3.60% 03/01/25 (h)	98,000	105,754
Gilead Sciences Inc.
1.65% 10/01/30	100,000	96,112
2.60% 10/01/40	12,000	11,425
2.80% 10/01/50	23,000	21,793
2.95% 03/01/27	3,000	3,224
3.50% 02/01/25	12,000	12,912
3.65% 03/01/26	10,000	10,953
4.15% 03/01/47	11,000	12,887
GlaxoSmithKline Capital Inc.
3.38% 05/15/23	25,000	26,222
3.63% 05/15/25	25,000	27,309
GlaxoSmithKline Capital PLC
3.38% 06/01/29	20,000	22,005
Glencore Finance Canada Ltd.
4.95% 11/15/21 (h)	16,000	16,080
Glencore Funding LLC
3.88% 04/27/51 (h)	5,000	5,221
Graphic Packaging International LLC
1.51% 04/15/26 (h)	51,000	50,966
Gray Oak Pipeline LLC
2.00% 09/15/23 (h)	68,000	69,350
2.60% 10/15/25 (h)	43,000	44,130
Halliburton Co.
3.80% 11/15/25	2,000	2,190
5.00% 11/15/45	8,000	9,576
	Principal Amount	Fair Value
HCA Inc.
3.50% 09/01/30 - 07/15/51	$116,000	$120,660
5.38% 02/01/25	65,000	72,624
Health Care Service Corp.
2.20% 06/01/30 (h)	26,000	25,994
3.20% 06/01/50 (h)	9,000	9,262
Healthcare Trust of America Holdings LP
2.00% 03/15/31	16,000	15,372
Helmerich & Payne Inc.
2.90% 09/29/31 (h)	20,000	20,058
Hess Corp.
5.60% 02/15/41	3,000	3,729
5.80% 04/01/47	2,000	2,601
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	4,041
Highwoods Realty LP
4.13% 03/15/28	11,000	12,263
4.20% 04/15/29	31,000	34,716
Honeywell International Inc.
1.75% 09/01/31	42,000	40,892
2.70% 08/15/29	22,000	23,365
Hormel Foods Corp.
1.80% 06/11/30	44,000	43,307
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01% 09/22/28 (d)	250,000	249,840
Humana Inc.
1.35% 02/03/27	55,000	54,231
2.15% 02/03/32	25,000	24,409
Huntington Bancshares Inc.
2.55% 02/04/30	32,000	33,076
Huntington Ingalls Industries Inc.
2.04% 08/16/28 (h)	80,000	78,954
Hyundai Capital America
1.30% 01/08/26 (h)	79,000	77,739
3.10% 04/05/22 (h)	12,000	12,151
Indiana Michigan Power Co.
3.25% 05/01/51	23,000	23,982
ING Groep N.V. (1.06% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.06% 04/01/27 (d)	200,000	202,122
Intel Corp.
2.00% 08/12/31	32,000	31,799
2.45% 11/15/29	37,000	38,559
2.60% 05/19/26	31,000	33,024
2.80% 08/12/41	35,000	34,886
2.88% 05/11/24	14,000	14,808
3.10% 02/15/60	16,000	15,719
3.20% 08/12/61	15,000	15,165
Intercontinental Exchange Inc.
1.85% 09/15/32	10,000	9,451
2.65% 09/15/40	10,000	9,571
International Business Machines Corp.
2.95% 05/15/50	100,000	98,567
International Paper Co.
4.40% 08/15/47	11,000	13,398
Interstate Power & Light Co.
3.40% 08/15/25	125,000	133,926
ITC Holdings Corp.
2.95% 05/14/30 (h)	48,000	50,420

See Notes to Schedule of Investments.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Jabil Inc.
3.95% 01/12/28	$11,000	$12,121
Jefferies Group LLC
5.13% 01/20/23	47,000	49,705
John Deere Capital Corp.
2.45% 01/09/30	29,000	30,161
Johnson & Johnson
3.63% 03/03/37	11,000	12,676
Johnson Controls International PLC
4.50% 02/15/47 (a)	4,000	4,927
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (d)	61,000	61,113
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (d)	27,000	28,116
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (d)	29,000	30,117
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (d)	22,000	25,142
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (d)	16,000	18,420
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (d)	36,000	39,741
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (d)	17,000	19,018
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (d)	11,000	12,813
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (d)	84,000	98,051
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (d)	54,000	55,240
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (d)	82,000	89,109
Kaiser Foundation Hospitals
3.00% 06/01/51	27,000	27,576
Kansas City Southern
3.50% 05/01/50	17,000	17,835
Keurig Dr Pepper Inc.
3.20% 05/01/30	19,000	20,425
3.80% 05/01/50	11,000	12,377
	Principal Amount	Fair Value
4.50% 11/15/45	$9,000	$10,926
4.60% 05/25/28	7,000	8,121
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	3,429
5.00% 03/01/43	8,000	9,508
6.38% 03/01/41	9,000	12,305
Kinder Morgan Inc.
5.05% 02/15/46	9,000	10,886
KLA Corp.
3.30% 03/01/50	16,000	16,863
4.65% 11/01/24	24,000	26,493
Kohl's Corp.
3.38% 05/01/31	55,000	56,726
5.55% 07/17/45	19,000	22,617
Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22	46,000	46,852
L3Harris Technologies Inc.
3.85% 12/15/26	31,000	34,358
Lear Corp.
4.25% 05/15/29	10,000	11,176
Leidos Inc.
3.63% 05/15/25	13,000	14,036
4.38% 05/15/30	42,000	47,541
Liberty Mutual Group Inc.
3.95% 05/15/60 (h)	8,000	8,873
Life Storage LP
2.20% 10/15/30	27,000	26,745
Lincoln National Corp.
4.35% 03/01/48	8,000	9,526
Lockheed Martin Corp.
3.55% 01/15/26	13,000	14,284
3.80% 03/01/45	4,000	4,627
4.50% 05/15/36	14,000	17,325
Lowe's Companies Inc.
1.30% 04/15/28	11,000	10,680
1.70% 10/15/30	9,000	8,612
3.00% 10/15/50	13,000	12,663
3.50% 04/01/51	24,000	25,531
3.70% 04/15/46	3,000	3,271
4.05% 05/03/47	13,000	14,867
Lowe's Cos. Inc.
1.70% 09/15/28	65,000	64,439
LYB International Finance III LLC
1.25% 10/01/25	37,000	36,930
3.63% 04/01/51	28,000	29,251
3.80% 10/01/60	8,000	8,334
Marvell Technology Inc.
1.65% 04/15/26 (h)	18,000	18,030
2.45% 04/15/28 (h)	51,000	51,986
2.95% 04/15/31 (h)	26,000	26,637
Masco Corp.
3.50% 11/15/27	3,000	3,272
McCormick & Company Inc.
1.85% 02/15/31	15,000	14,488
3.25% 11/15/25	155,000	166,540
McDonald's Corp.
3.60% 07/01/30	32,000	35,597
3.63% 09/01/49	10,000	10,918
4.88% 12/09/45	9,000	11,499
Medtronic Inc.
4.63% 03/15/45	4,000	5,218

See Notes to Schedule of Investments.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	$21,000	$26,243
Merck & Company Inc.
2.45% 06/24/50	17,000	15,802
2.75% 02/10/25	40,000	42,336
4.00% 03/07/49	4,000	4,794
MetLife Inc.
4.72% 12/15/44	14,000	18,038
Microchip Technology Inc.
2.67% 09/01/23	135,000	139,998
Micron Technology Inc.
2.50% 04/24/23	131,000	134,862
Microsoft Corp.
2.40% 08/08/26	34,000	36,125
2.68% 06/01/60	4,000	3,886
2.92% 03/17/52	58,000	60,340
3.04% 03/17/62	35,000	36,839
3.45% 08/08/36	4,000	4,584
3.50% 02/12/35	12,000	13,833
Mid-America Apartments LP
2.88% 09/15/51	30,000	28,820
Molson Coors Beverage Co.
4.20% 07/15/46	5,000	5,534
Morgan Stanley
3.63% 01/20/27	4,000	4,409
3.70% 10/23/24	12,000	13,017
3.95% 04/23/27	52,000	57,833
4.35% 09/08/26	43,000	48,489
4.38% 01/22/47	14,000	17,408
5.00% 11/24/25	109,000	124,551
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (d)	155,000	151,610
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	30,000	29,075
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62% 04/01/31 (d)	83,000	91,489
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (d)	14,000	16,110
MPLX LP
2.65% 08/15/30	24,000	24,112
3.38% 03/15/23	13,000	13,493
5.20% 12/01/47	8,000	9,658
Mylan Inc.
5.20% 04/15/48	9,000	11,012
National Retail Properties Inc.
4.00% 11/15/25	17,000	18,753
NewMarket Corp.
2.70% 03/18/31	20,000	20,016
Newmont Corp.
4.88% 03/15/42	11,000	13,780
NextEra Energy Capital Holdings Inc.
3.25% 04/01/26	27,000	29,004
	Principal Amount	Fair Value
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (d)	$14,000	$16,373
NGPL PipeCo LLC
3.25% 07/15/31 (h)	47,000	48,276
NIKE Inc.
3.38% 03/27/50	11,000	12,312
NiSource Inc.
3.60% 05/01/30	22,000	24,144
3.95% 03/30/48	4,000	4,550
Nordstrom Inc.
4.00% 03/15/27	74,000	76,378
Norfolk Southern Corp.
3.95% 10/01/42	11,000	12,649
NOV Inc.
3.60% 12/01/29	28,000	29,466
Novant Health Inc.
3.32% 11/01/61	18,000	19,000
Novartis Capital Corp.
2.20% 08/14/30	31,000	31,804
3.00% 11/20/25	4,000	4,301
Nucor Corp.
3.95% 05/01/28	16,000	17,974
Nutrien Ltd.
4.90% 06/01/43	8,000	10,062
NVIDIA Corp.
2.85% 04/01/30	24,000	25,718
3.50% 04/01/50	13,000	14,470
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50% 05/11/31 (h)	43,000	43,336
2.70% 05/01/25 (h)	121,000	126,509
3.25% 05/11/41 (h)	33,000	34,150
Occidental Petroleum Corp.
2.90% 08/15/24	18,000	18,331
Oklahoma Gas & Electric Co.
3.25% 04/01/30	16,000	17,289
Oncor Electric Delivery Company LLC
3.80% 09/30/47	6,000	6,944
ONEOK Inc.
4.35% 03/15/29	17,000	19,158
Oracle Corp.
1.65% 03/25/26	132,000	133,864
2.30% 03/25/28	14,000	14,323
2.40% 09/15/23	12,000	12,416
2.65% 07/15/26	17,000	17,926
2.88% 03/25/31	23,000	23,702
2.95% 04/01/30	32,000	33,473
3.60% 04/01/50	17,000	17,018
3.65% 03/25/41	23,000	23,911
3.80% 11/15/37	4,000	4,295
3.95% 03/25/51	8,000	8,475
4.00% 07/15/46 - 11/15/47	27,000	28,650
4.10% 03/25/61	27,000	28,888
Otis Worldwide Corp.
2.06% 04/05/25	81,000	83,658
2.57% 02/15/30	9,000	9,238
3.36% 02/15/50	9,000	9,420
Ovintiv Exploration Inc.
5.63% 07/01/24	157,000	173,995
Owens Corning
4.40% 01/30/48	6,000	7,014

See Notes to Schedule of Investments.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Pacific Gas & Electric Co.
2.10% 08/01/27	$16,000	$15,612
2.50% 02/01/31	31,000	29,488
3.00% 06/15/28	27,000	27,234
3.30% 08/01/40	31,000	28,608
3.50% 08/01/50	11,000	9,997
4.30% 03/15/45	23,000	22,687
PacifiCorp
2.70% 09/15/30	21,000	21,888
2.90% 06/15/52	51,000	49,496
6.25% 10/15/37	22,000	31,155
Packaging Corp. of America
3.05% 10/01/51	30,000	29,621
Parker-Hannifin Corp.
3.25% 06/14/29	16,000	17,207
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (d)	58,000	60,999
PayPal Holdings Inc.
2.65% 10/01/26	24,000	25,643
3.25% 06/01/50	11,000	11,821
PepsiCo Inc.
1.63% 05/01/30	16,000	15,701
2.63% 07/29/29	24,000	25,457
3.45% 10/06/46	5,000	5,525
Petroleos Mexicanos
5.35% 02/12/28	15,000	14,789
5.63% 01/23/46	19,000	15,279
6.35% 02/12/48	15,000	12,622
6.49% 01/23/27	15,000	15,857
6.50% 03/13/27	40,000	42,220
7.69% 01/23/50	12,000	11,352
Pfizer Inc.
2.70% 05/28/50	27,000	26,598
3.45% 03/15/29	7,000	7,780
3.60% 09/15/28	23,000	25,844
3.90% 03/15/39	11,000	12,863
4.13% 12/15/46	7,000	8,528
4.40% 05/15/44	4,000	5,003
Philip Morris International Inc.
1.50% 05/01/25	112,000	113,645
2.10% 05/01/30	8,000	7,961
3.38% 08/15/29	11,000	12,056
4.13% 03/04/43	4,000	4,475
Phillips 66
2.15% 12/15/30	106,000	103,466
Phillips 66 Partners LP
3.15% 12/15/29	57,000	59,452
3.75% 03/01/28	11,000	11,929
4.68% 02/15/45	11,000	12,678
Pioneer Natural Resources Co.
1.13% 01/15/26	65,000	64,205
2.15% 01/15/31	17,000	16,509
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	27,000	28,397
3.65% 06/01/22	33,000	33,438
PPL Capital Funding Inc.
3.10% 05/15/26	23,000	24,509
Precision Castparts Corp.
4.38% 06/15/45	7,000	8,492
	Principal Amount	Fair Value
Prospect Capital Corp.
3.36% 11/15/26	$42,000	$42,651
Prudential Financial Inc.
3.94% 12/07/49	22,000	25,869
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (d)	22,000	25,675
Public Service Company of Colorado
3.70% 06/15/28	21,000	23,437
Public Service Electric & Gas Co.
2.38% 05/15/23	46,000	47,266
PVH Corp.
4.63% 07/10/25	51,000	56,142
QUALCOMM Inc.
1.30% 05/20/28	5,000	4,888
4.30% 05/20/47	3,000	3,729
Quanta Services Inc.
2.35% 01/15/32	35,000	34,269
3.05% 10/01/41	40,000	38,671
Quest Diagnostics Inc.
2.95% 06/30/30	6,000	6,338
Ralph Lauren Corp.
1.70% 06/15/22	10,000	10,099
Raytheon Technologies Corp.
1.90% 09/01/31	40,000	38,829
2.82% 09/01/51	48,000	45,777
3.13% 05/04/27	68,000	73,785
3.50% 03/15/27	13,000	14,273
3.95% 08/16/25	12,000	13,218
4.15% 05/15/45	11,000	12,854
4.45% 11/16/38	10,000	12,108
Realty Income Corp.
3.00% 01/15/27	5,000	5,354
3.25% 01/15/31	16,000	17,359
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	36,000	34,210
Regions Financial Corp.
1.80% 08/12/28	80,000	79,103
Reliance Steel & Aluminum Co.
2.15% 08/15/30	42,000	41,053
Reynolds American Inc.
4.45% 06/12/25	5,000	5,512
Rio Tinto Finance USA PLC
4.13% 08/21/42	7,000	8,444
Rockwell Automation Inc.
2.80% 08/15/61	10,000	9,544
4.20% 03/01/49	11,000	13,582
Rogers Communications Inc.
5.00% 03/15/44	3,000	3,697
Roper Technologies Inc.
2.95% 09/15/29	18,000	19,082
Ross Stores Inc.
4.70% 04/15/27	6,000	6,893
Royalty Pharma PLC
0.75% 09/02/23	21,000	21,067
1.20% 09/02/25	26,000	25,820
1.75% 09/02/27	13,000	12,940
2.15% 09/02/31	25,000	24,074
2.20% 09/02/30	8,000	7,836
3.30% 09/02/40	2,000	1,999
3.35% 09/02/51	30,000	28,442

See Notes to Schedule of Investments.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
RPM International Inc.
3.75% 03/15/27	$10,000	$10,941
Ryder System Inc.
2.90% 12/01/26	58,000	61,713
Sabine Pass Liquefaction LLC
4.20% 03/15/28	11,000	12,289
4.50% 05/15/30	9,000	10,382
5.00% 03/15/27	4,000	4,604
5.88% 06/30/26	34,000	39,983
Salesforce.com Inc.
1.95% 07/15/31	51,000	50,810
2.70% 07/15/41	36,000	35,871
2.90% 07/15/51	34,000	34,023
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	25,000	27,606
Sealed Air Corp.
1.57% 10/15/26 (h)	150,000	149,232
Selective Insurance Group Inc.
5.38% 03/01/49	4,000	5,122
Sempra Energy
3.80% 02/01/38	6,000	6,642
4.00% 02/01/48	8,000	8,938
Shell International Finance BV
2.38% 08/21/22	37,000	37,721
3.13% 11/07/49	22,000	22,879
3.75% 09/12/46	9,000	10,221
4.13% 05/11/35	11,000	12,954
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23	17,000	17,723
3.20% 09/23/26	4,000	4,319
Simon Property Group LP
3.38% 06/15/27	11,000	12,009
South Jersey Industries Inc.
5.02% 04/15/31	58,000	63,231
Southern California Edison Co.
2.40% 02/01/22	26,000	26,083
4.00% 04/01/47	35,000	37,442
4.20% 03/01/29	28,000	31,482
Southern Company Gas Capital Corp.
3.95% 10/01/46	17,000	18,872
4.40% 05/30/47	2,000	2,354
Southern Copper Corp.
5.88% 04/23/45	12,000	16,212
Southwest Airlines Co.
2.63% 02/10/30	32,000	32,467
Southwestern Electric Power Co.
2.75% 10/01/26	11,000	11,579
Spectra Energy Partners LP
3.38% 10/15/26	3,000	3,250
4.50% 03/15/45	2,000	2,338
Spirit Realty LP
4.00% 07/15/29	20,000	22,157
Starbucks Corp.
4.00% 11/15/28	10,000	11,374
STERIS Irish FinCo UnLtd Co.
2.70% 03/15/31 (a)	105,000	107,304
Stryker Corp.
1.95% 06/15/30	42,000	41,464
2.90% 06/15/50	33,000	32,921
Sumitomo Mitsui Financial Group Inc.
4.44% 04/02/24 (h)	200,000	216,086
	Principal Amount	Fair Value
Sumitomo Mitsui Trust Bank Ltd.
1.35% 09/16/26 (h)	$200,000	$199,538
Suncor Energy Inc.
4.00% 11/15/47	3,000	3,328
Sysco Corp.
3.25% 07/15/27	11,000	11,890
5.95% 04/01/30	4,000	5,091
6.60% 04/01/50	3,000	4,729
Tampa Electric Co.
2.40% 03/15/31	42,000	42,700
3.45% 03/15/51	27,000	29,132
4.35% 05/15/44	24,000	28,947
Tapestry Inc.
4.13% 07/15/27	13,000	14,222
4.25% 04/01/25	152,000	164,508
Target Corp.
2.50% 04/15/26	11,000	11,744
Teck Resources Ltd.
3.90% 07/15/30	65,000	70,596
5.40% 02/01/43	4,000	4,910
Telefonica Emisiones S.A.
4.10% 03/08/27	150,000	168,492
Texas Instruments Inc.
3.88% 03/15/39	11,000	12,970
The Allstate Corp.
4.20% 12/15/46	6,000	7,347
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (d)	38,000	41,033
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (d)	66,000	71,598
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (d)	41,000	41,092
The Boeing Co.
2.20% 02/04/26	115,000	115,913
2.70% 02/01/27	185,000	191,651
2.95% 02/01/30	9,000	9,169
3.25% 03/01/28	8,000	8,371
3.55% 03/01/38	6,000	6,082
3.75% 02/01/50	9,000	9,125
5.04% 05/01/27	61,000	70,112
5.15% 05/01/30	26,000	30,526
5.81% 05/01/50	20,000	26,733
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/31/99 (d)	55,000	56,469
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	47,000	54,568
The Clorox Co.
1.80% 05/15/30	63,000	61,526
The Coca-Cola Co.
2.60% 06/01/50	20,000	19,150
2.75% 06/01/60	9,000	8,700
The Dow Chemical Co.
2.10% 11/15/30	33,000	32,688
3.60% 11/15/50	13,000	13,820

See Notes to Schedule of Investments.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.25% 10/01/34	$8,000	$9,181
The Estee Lauder Companies Inc.
2.38% 12/01/29	11,000	11,418
The George Washington University
4.13% 09/15/48	15,000	18,295
The Goldman Sachs Group Inc.
3.50% 04/01/25 - 11/16/26	70,000	75,590
3.85% 01/26/27	103,000	113,162
4.25% 10/21/25	299,000	331,265
5.15% 05/22/45	16,000	20,951
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	37,000	36,891
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99% 01/27/32 (d)	80,000	77,071
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	23,000	22,784
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	18,000	17,791
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	27,000	27,915
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (d)	17,000	18,799
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (d)	10,000	11,491
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (d)	30,000	33,939
The Hartford Financial Services Group Inc.
2.80% 08/19/29	83,000	86,700
The Hartford Financial Services Group Inc. (2.25% fixed rate until 11/01/21; 2.13% + 3 month USD LIBOR thereafter)
2.25% 02/12/67 (d)(h)	20,000	19,217
The Home Depot Inc.
2.70% 04/15/30	11,000	11,641
3.35% 04/15/50	19,000	20,559
3.50% 09/15/56	8,000	8,932
3.90% 12/06/28 - 06/15/47	18,000	20,788
4.50% 12/06/48	9,000	11,561
The Kroger Co.
2.20% 05/01/30	14,000	14,048
	Principal Amount	Fair Value
2.95% 11/01/21	$36,000	$36,071
4.65% 01/15/48	5,000	6,141
The Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	18,000	19,318
The Southern Co.
3.25% 07/01/26	5,000	5,382
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (d)	44,000	48,260
The Travelers Companies Inc.
2.55% 04/27/50	98,000	93,352
The Walt Disney Co.
2.65% 01/13/31	183,000	191,272
3.38% 11/15/26	2,000	2,193
3.60% 01/13/51	17,000	18,999
4.75% 11/15/46	4,000	5,198
6.65% 11/15/37	24,000	35,756
The Williams Companies Inc.
3.75% 06/15/27	2,000	2,205
4.85% 03/01/48	11,000	13,445
4.90% 01/15/45	24,000	28,809
5.40% 03/04/44	3,000	3,787
Thermo Fisher Scientific Inc.
2.80% 10/15/41	25,000	24,930
4.13% 03/25/25	3,000	3,302
4.50% 03/25/30	6,000	7,091
Time Warner Cable LLC
6.55% 05/01/37	10,000	13,520
T-Mobile USA Inc.
3.75% 04/15/27	213,000	234,675
3.88% 04/15/30	3,000	3,314
4.50% 04/15/50	6,000	7,008
Total Capital International S.A.
3.46% 02/19/29	38,000	42,033
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24	21,000	22,563
3.80% 03/21/29	23,000	25,701
TransCanada PipeLines Ltd.
4.25% 05/15/28	36,000	40,993
4.88% 01/15/26	8,000	9,134
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (d)	50,000	53,934
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	11,000	12,284
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (d)	73,000	77,486
TWDC Enterprises 18 Corp.
4.13% 06/01/44	4,000	4,760
Tyco Electronics Group S.A.
3.13% 08/15/27	11,000	12,048
Tyson Foods Inc.
4.00% 03/01/26	46,000	51,143
4.55% 06/02/47	2,000	2,448
UDR Inc.
2.10% 08/01/32	24,000	23,098
3.00% 08/15/31	11,000	11,517

See Notes to Schedule of Investments.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Union Pacific Corp.
3.55% 05/20/61	$25,000	$27,046
3.60% 09/15/37	6,000	6,673
3.80% 04/06/71 (h)	12,000	13,516
4.10% 09/15/67	10,000	11,808
UnitedHealth Group Inc.
2.00% 05/15/30	32,000	32,096
4.45% 12/15/48	21,000	26,602
4.75% 07/15/45	18,000	23,578
Utah Acquisition Sub Inc.
3.95% 06/15/26	5,000	5,507
Vale S.A.
5.63% 09/11/42	8,000	9,832
Valero Energy Corp.
2.85% 04/15/25	32,000	33,701
4.00% 04/01/29	23,000	25,303
Ventas Realty LP
3.25% 10/15/26	22,000	23,559
VEREIT Operating Partnership LP
2.85% 12/15/32	22,000	22,850
Verizon Communications Inc.
2.10% 03/22/28	42,000	42,639
2.36% 03/15/32 (h)	56,000	55,444
2.55% 03/21/31	157,000	159,278
3.00% 03/22/27	112,000	120,211
3.40% 03/22/41	27,000	28,175
3.55% 03/22/51	20,000	21,058
3.70% 03/22/61	27,000	28,541
4.40% 11/01/34	56,000	66,320
4.52% 09/15/48	11,000	13,465
4.67% 03/15/55	28,000	35,147
4.86% 08/21/46	29,000	36,924
5.25% 03/16/37	10,000	12,965
ViacomCBS Inc.
2.90% 01/15/27	9,000	9,553
3.70% 06/01/28	8,000	8,856
5.25% 04/01/44	3,000	3,766
Virginia Electric & Power Co.
4.00% 11/15/46	21,000	24,578
Visa Inc.
2.00% 08/15/50	2,000	1,729
2.05% 04/15/30	16,000	16,269
2.70% 04/15/40	18,000	18,341
Vistra Operations Company LLC
3.55% 07/15/24 (h)	64,000	67,197
Viterra Finance BV
2.00% 04/21/26 (h)	200,000	201,434
VMware Inc.
2.20% 08/15/31	32,000	31,326
Vodafone Group PLC
4.38% 05/30/28	17,000	19,528
5.25% 05/30/48	4,000	5,183
Vontier Corp.
2.40% 04/01/28 (h)	61,000	60,338
2.95% 04/01/31 (h)	47,000	46,764
Vornado Realty LP
2.15% 06/01/26	56,000	56,925
3.40% 06/01/31	18,000	18,631
3.50% 01/15/25	12,000	12,768
Vulcan Materials Co.
3.90% 04/01/27	4,000	4,483
Walgreens Boots Alliance Inc.
4.10% 04/15/50	3,000	3,333
	Principal Amount	Fair Value
Walmart Inc.
1.80% 09/22/31	$25,000	$24,769
2.50% 09/22/41	25,000	24,911
2.65% 09/22/51	10,000	9,954
Waste Connections Inc.
2.20% 01/15/32	35,000	34,514
2.95% 01/15/52	35,000	34,266
WEC Energy Group Inc.
3.55% 06/15/25	37,000	40,029
Wells Fargo & Co.
4.15% 01/24/29	36,000	40,869
4.75% 12/07/46	36,000	45,033
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (d)	90,000	92,929
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	228,000	235,157
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	43,000	44,259
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (d)	111,000	119,191
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (d)	40,000	44,714
Westlake Chemical Corp.
2.88% 08/15/41	15,000	14,308
3.13% 08/15/51	17,000	16,034
3.38% 08/15/61	24,000	22,560
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (d)	27,000	27,958
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (d)	21,000	22,811
Willis North America Inc.
3.60% 05/15/24	18,000	19,194
3.88% 09/15/49	20,000	22,199
WPP Finance 2010
3.75% 09/19/24	22,000	23,873
WRKCo Inc.
3.00% 09/15/24	15,000	15,880
Xcel Energy Inc.
3.40% 06/01/30	24,000	26,221
Yamana Gold Inc.
2.63% 08/15/31 (h)	42,000	40,932
Zoetis Inc.
3.00% 09/12/27	5,000	5,380
3.90% 08/20/28	11,000	12,363
		28,619,078
Non-Agency Collateralized Mortgage Obligations - 2.2%
BANK 2017-BNK7
3.18% 09/15/60	617,000	663,471
BANK 2018-BNK15
4.41% 11/15/61 (d)	320,000	370,369

See Notes to Schedule of Investments.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.83% 11/15/35 (d)(h)	$31,045	$31,054
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	139,000	148,509
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	246,000	260,671
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58	100,000	109,177
Citigroup Commercial Mortgage Trust 2015-GC35
4.61% 11/10/48 (d)	148,000	144,216
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (d)	119,583	132,078
4.03% 12/10/49 (d)	78,331	84,833
COMM 2012-CCRE3 Mortgage Trust
3.92% 10/15/45 (h)	100,000	98,681
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (d)	55,000	59,065
GS Mortgage Securities Trust 2014-GC22
4.85% 06/10/47 (d)	88,000	91,628
GS Mortgage Securities Trust 2015-GS1
4.57% 11/10/48 (d)	117,000	103,169
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50	240,062	264,604
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (d)	73,000	81,639
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	419,000	436,636
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52	493,000	526,810
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17% 07/15/45 (d)	25,000	26,152
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80% 11/15/48 (d)	71,000	58,758
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (f)	227	2
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.26% 02/15/46 (d)	124,000	120,150
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.01% 03/15/48 (d)(f)	759,128	17,862
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88% 04/10/46 (d)(h)	287,000	290,719
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32% 08/15/50	287,000	268,509
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35% 02/15/48 (d)(f)	784,034	26,393
	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	$55,000	$58,635
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (d)	123,000	131,655
		4,605,445
Sovereign Bonds - 0.2%
Government of Chile
2.55% 01/27/32	200,000	198,572
Government of Mexico
4.00% 10/02/23	4,000	4,276
4.75% 03/08/44	56,000	59,819
Government of Peru
1.86% 12/01/32	45,000	41,066
2.78% 12/01/60	75,000	63,416
5.63% 11/18/50	26,000	35,348
Government of Uruguay
5.10% 06/18/50	29,803	37,970
		440,467
Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50	25,000	35,356
Board of Regents of the University of Texas System
3.35% 08/15/47	25,000	28,677
Port Authority of New York & New Jersey
4.46% 10/01/62	70,000	94,254
State of California
4.60% 04/01/38	50,000	57,951
State of Illinois
5.10% 06/01/33	25,000	29,139
		245,377
Total Bonds and Notes (Cost $72,467,563)		73,785,140

	Number of Shares
Exchange Traded & Mutual Funds - 24.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio (j) (Cost $39,386,476)	404,686	50,043,462
Total Investments in Securities (Cost $159,224,655)		202,311,615
Short-Term Investments - 7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 0.01% (k)	964,146	964,146
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (j)(k)	6,493,831	6,493,831
State Street Institutional Treasury Plus Fund - Premier Class 0.01% (j)(k)	964,147	964,147

See Notes to Schedule of Investments.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)

	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (j)(k)	6,791,734	$6,791,734
Total Short-Term Investments (Cost $15,213,858)		15,213,858
Total Investments (Cost $174,438,513)		217,525,473
Liabilities in Excess of Other Assets, net - (4.4)%		(9,229,575)
NET ASSETS - 100.0%		$208,295,898

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,658	5.00%/ Quarterly	06/20/26	$153,818	$161,110	$(7,292)

The Fund had the following long futures contracts open at September 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	December 2021	8	$1,307,401	$1,273,750	$(33,651)
Ultra Long-Term U.S. Treasury Bond Futures	December 2021	9	1,785,361	1,719,563	(65,798)
2 Yr. U.S. Treasury Notes Futures	December 2021	45	9,908,851	9,902,460	(6,391)
5 Yr. U.S. Treasury Notes Futures	December 2021	24	2,948,337	2,945,813	(2,524)
S&P 500 E-Mini Index Futures	December 2021	3	671,767	644,663	(27,104)
					$(135,468)

The Fund had the following short futures contracts open at September 30, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	December 2021	13	$(1,925,398)	$(1,888,250)	$37,148
10 Yr. U.S. Treasury Notes Futures	December 2021	20	(2,665,447)	(2,632,188)	33,259
					$70,407
					$(65,061)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Non-income producing security.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
See Notes to Schedule of Investments.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)

(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to $3,661,232 or 1.76% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$76,447,984	$—	$—	$76,447,984
Foreign Equity	2,035,029	—	—	2,035,029
U.S. Treasuries	—	18,258,972	—	18,258,972
Agency Mortgage Backed	—	20,486,635	—	20,486,635
Agency Collateralized Mortgage Obligations	—	462,269	—	462,269
Asset Backed	—	666,897	—	666,897
Corporate Notes	—	28,619,078	—	28,619,078
Non-Agency Collateralized Mortgage Obligations	—	4,605,445	—	4,605,445
Sovereign Bonds	—	440,467	—	440,467
Municipal Bonds and Notes	—	245,377	—	245,377
Exchange Traded & Mutual Funds	50,043,462	—	—	50,043,462
Short-Term Investments	15,213,858	—	—	15,213,858
Total Investments in Securities	$143,740,333	$73,785,140	$—	$217,525,473
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(7,292)	—	(7,292)
Long Futures Contracts - Unrealized Depreciation	(135,468)	—	—	(135,468)
Short Futures Contracts - Unrealized Appreciation	70,407	—	—	70,407
Total Other Financial Instruments	$(65,061)	$(7,292)	$—	$(72,353)
See Notes to Schedule of Investments.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)

The Fund was invested in the following countries/territories at September 30, 2021 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	97.38%
Ireland	0.54%
United Kingdom	0.53%
Canada	0.30%
Netherlands	0.28%
Japan	0.19%
Switzerland	0.14%
Chile	0.13%
Mult	0.09%
Mexico	0.08%
Spain	0.08%
Peru	0.06%
Bermuda	0.06%
Luxembourg	0.04%
Australia	0.02%
Germany	0.02%
France	0.02%
Uruguay	0.02%
Norway	0.01%
Jersey	0.01%
Brazil	0.00%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2021 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.01%	0.00%	23.01%
Interactive Media & Services	2.43%	0.00%	2.43%
Systems Software	2.41%	0.00%	2.41%
Technology Hardware, Storage & Peripherals	2.28%	0.02%	2.30%
Semiconductors	1.67%	0.05%	1.72%
Internet & Direct Marketing Retail	1.48%	0.00%	1.48%
Data Processing & Outsourced Services	1.34%	0.00%	1.34%
Pharmaceuticals	1.29%	0.00%	1.29%
Healthcare Equipment	1.09%	0.17%	1.26%
Diversified Banks	1.20%	0.00%	1.20%
Application Software	0.94%	0.00%	0.94%
Automobile Manufacturers	0.75%	0.00%	0.75%
Biotechnology	0.69%	0.00%	0.69%
Movies & Entertainment	0.58%	0.00%	0.58%
Electric Utilities	0.57%	0.00%	0.57%
Aerospace & Defense	0.54%	0.00%	0.54%
Managed Healthcare	0.54%	0.00%	0.54%
Multi-Sector Holdings	0.50%	0.00%	0.50%
Life Sciences Tools & Services	0.50%	0.00%	0.50%
Home Improvement Retail	0.49%	0.00%	0.49%
Household Products	0.49%	0.00%	0.49%
Integrated Oil & Gas	0.47%	0.00%	0.47%
Specialized REITs	0.44%	0.00%	0.44%
Soft Drinks	0.44%	0.00%	0.44%
Restaurants	0.43%	0.00%	0.43%
Integrated Telecommunication Services	0.41%	0.00%	0.41%
Industrial Conglomerates	0.40%	0.00%	0.40%
See Notes to Schedule of Investments.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
IT Consulting & Other Services	0.20%	0.20%	0.40%
Hypermarkets & Super Centers	0.39%	0.00%	0.39%
Financial Exchanges & Data	0.39%	0.00%	0.39%
Investment Banking & Brokerage	0.39%	0.00%	0.39%
Regional Banks	0.39%	0.00%	0.39%
Cable & Satellite	0.35%	0.00%	0.35%
Communications Equipment	0.31%	0.00%	0.31%
Asset Management & Custody Banks	0.30%	0.00%	0.30%
Semiconductor Equipment	0.28%	0.00%	0.28%
Industrial Machinery	0.27%	0.01%	0.28%
Packaged Foods & Meats	0.28%	0.00%	0.28%
Railroads	0.27%	0.00%	0.27%
Multi-Utilities	0.26%	0.00%	0.26%
Specialty Chemicals	0.26%	0.00%	0.26%
Oil & Gas Exploration & Production	0.26%	0.00%	0.26%
Hotels, Resorts & Cruise Lines	0.25%	0.00%	0.25%
Property & Casualty Insurance	0.17%	0.08%	0.25%
Consumer Finance	0.24%	0.00%	0.24%
Healthcare Services	0.23%	0.00%	0.23%
Tobacco	0.23%	0.00%	0.23%
Air Freight & Logistics	0.22%	0.00%	0.22%
Insurance Brokers	0.18%	0.03%	0.21%
Industrial Gases	0.06%	0.15%	0.21%
Electrical Components & Equipment	0.20%	0.00%	0.20%
Footwear	0.18%	0.00%	0.18%
General Merchandise Stores	0.18%	0.00%	0.18%
Construction Machinery & Heavy Trucks	0.18%	0.00%	0.18%
Building Products	0.12%	0.05%	0.17%
Life & Health Insurance	0.15%	0.00%	0.15%
Research & Consulting Services	0.10%	0.05%	0.15%
Apparel Retail	0.12%	0.00%	0.12%
Interactive Home Entertainment	0.12%	0.00%	0.12%
Residential REITs	0.11%	0.00%	0.11%
Healthcare Supplies	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Industrial REITs	0.11%	0.00%	0.11%
Oil & Gas Refining & Marketing	0.10%	0.00%	0.10%
Retail REITs	0.10%	0.00%	0.10%
Airlines	0.09%	0.00%	0.09%
Electronic Equipment & Instruments	0.09%	0.00%	0.09%
Agricultural & Farm Machinery	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Paper Packaging	0.07%	0.02%	0.09%
Oil & Gas Storage & Transportation	0.09%	0.00%	0.09%
See Notes to Schedule of Investments.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Home Building	0.08%	0.00%	0.08%
Oil & Gas Equipment & Services	0.08%	0.00%	0.08%
Multi-Line Insurance	0.08%	0.00%	0.08%
Wireless Telecommunication Services	0.07%	0.00%	0.07%
Electronic Components	0.07%	0.00%	0.07%
Health Care REITs	0.07%	0.00%	0.07%
Healthcare Distributors	0.07%	0.00%	0.07%
Trading Companies & Distributors	0.07%	0.00%	0.07%
Personal Products	0.07%	0.00%	0.07%
Casinos & Gaming	0.07%	0.00%	0.07%
Commodity Chemicals	0.07%	0.00%	0.07%
Healthcare Facilities	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.07%	0.00%	0.07%
Diversified Support Services	0.06%	0.00%	0.06%
Apparel, Accessories & Luxury Goods	0.06%	0.00%	0.06%
Specialty Stores	0.06%	0.00%	0.06%
Broadcasting	0.05%	0.00%	0.05%
Auto Parts & Equipment	0.01%	0.04%	0.05%
Electronic Manufacturing Services	0.01%	0.04%	0.05%
Office REITs	0.05%	0.00%	0.05%
Distillers & Vintners	0.05%	0.00%	0.05%
Copper	0.05%	0.00%	0.05%
Distributors	0.05%	0.00%	0.05%
Gold	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Trucking	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Agricultural Products	0.03%	0.00%	0.03%
Drug Retail	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Consumer Electronics	0.00%	0.02%	0.02%
Healthcare Technology	0.02%	0.00%	0.02%
Banks	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Construction & Engineering	0.02%	0.00%	0.02%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Diversified Chemicals	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
See Notes to Schedule of Investments.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Publishing	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Gas Utilities	0.01%	0.00%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
			59.09%

Sector	Percentage (based on Fair Value)
Corporate Notes	13.16%
Agency Mortgage Backed	9.42%
U.S. Treasuries	8.39%
Non-Agency Collateralized Mortgage Obligations	2.12%
Asset Backed	0.31%
Agency Collateralized Mortgage Obligations	0.21%
Sovereign Bonds	0.20%
Municipal Bonds and Notes	0.11%
33.92%

Short-Term Investments	Percentage (based on Fair Value)

Short-Term Investments	6.99%
6.99%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	861	$62,663	$10,231	$18,167	$819	$8,841	760	$64,387	$1,265
State Street Global All Cap Equity ex-U.S. Index Portfolio	452,344	52,657,367	2,335,000	8,250,000	1,721,716	1,579,379	404,686	50,043,462	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,805,854	5,805,854	18,892,287	18,204,310	—	—	6,493,831	6,493,831	227
State Street Institutional Treasury Plus Fund - Premier Class	304,999	304,999	2,386,440	1,727,292	—	—	964,147	964,147	49
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,175,449	6,175,449	32,235,006	31,618,721	—	—	6,791,734	6,791,734	1,158
TOTAL		$65,006,332	$55,858,964	$59,818,490	$1,722,535	$1,588,220		$64,357,561	$2,699
See Notes to Schedule of Investments.
Elfun Diversified Fund	27

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Fund’s Schedule of Investments.
28

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2021, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended September 30, 2021, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
29

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2021, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
30